Common Stock and Warrants (Details Narrative)							1 Months Ended			3 Months Ended
	Oct. 28, 2022 shares	Sep. 30, 2022 CAD ($) shares	Sep. 14, 2022 shares	Aug. 31, 2022 shares	Aug. 12, 2022 shares	Apr. 30, 2022 USD ($) shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Apr. 30, 2022 shares	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 USD ($)
John Gibbs [Member] | Mineral Property Payment [Member]
Class of Stock [Line Items]
Notes payable | $						$ 75,000	$ 26,100
Promissory Note [Member] | John Gibbs [Member]
Class of Stock [Line Items]
Note payable | $								$ 26,100
Promissory Note One [Member] | John Gibbs [Member]
Class of Stock [Line Items]
Note payable | $												$ 50,000
Promissory Note Two [Member] | John Gibbs [Member]
Class of Stock [Line Items]
Note payable | $												$ 25,000
Placement Sept 2022 [Member] | Common Stock And One Warrant Unit [Member] | Tranche One [Member]
Class of Stock [Line Items]
Stock issued new, shares					8,807,700
Placement Sept 2022 [Member] | Common Stock And One Warrant Unit [Member] | Tranche Two [Member]
Class of Stock [Line Items]
Stock issued new, shares				8,807,700
Placement Sept 2022 [Member] | Common Stock And One Warrant Unit [Member] | Tranche Three [Member]
Class of Stock [Line Items]
Stock issued new, shares			8,807,700
Placement Sept 2022 [Member] | Common Stock And One Warrant Unit [Member] | Tranche Four [Member]
Class of Stock [Line Items]
Stock issued new, shares	8,807,700
Placement Sept 2022 [Member] | Broker Warrants [Member]
Class of Stock [Line Items]
Broker warrants issued		184,350
Placement Sep 2022 [Member] | Common Stock And One Warrant Unit [Member]
Class of Stock [Line Items]
Payment of financing and stock issuance costs | $		$ 14,748
Proceeds from issuance or sale of equity | $											$ 689,868
Mineral Property Payment [Member] | John Gibbs [Member]
Class of Stock [Line Items]
Debt Conversion, Shares Issued		443,110				1,181,250
Placement April 2022 [Member] | John Gibbs [Member]
Class of Stock [Line Items]
Debt Conversion, Shares Issued						3,375,000
Placement April 2022 [Member] | Common Stock And One Warrant Unit [Member]
Class of Stock [Line Items]
Proceeds from issuance or sale of equity | $										$ 394,082
Placement April 2022 [Member] | Common Stock And One Warrant Unit [Member] | Tranche Four [Member]
Class of Stock [Line Items]
Stock issued new, shares									6,250,000
Placement April 2022 [Member] | Broker Warrants [Member]
Class of Stock [Line Items]
Broker warrants issued									70,000